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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21409


                 Pioneer Municipal High Income Advantage Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

             Pioneer Municipal High Income Advantage Trust
             SCHEDULE OF INVESTMENTS 6/30/08 (unaudited)
Principal
Amount                                                               Value ($)
($)
             TAX-EXEMPT OBLIGATIONS - 140.3% of Net Assets
             Arizona - 4.3%
5,000,000    Casa Grande Industrial Development Authority, Hospital  5,000,500
1,000,000    Pima County Industrial Development Authority, 6.3%, 7/1  972,810
1,551,000    Pima County Industrial Development Authority, 6.75%, 7/ 1,561,841
2,640,000    Pima County Industrial Development Authority, 7.0%, 1/1 2,492,978
1,000,000  + Pima County Industrial Development Authority, 7.5%, 7/1 1,183,970
2,000,000    San Luis Facility Development Corp., 7.25%, 5/1/27      1,794,020
                                                                    13,006,119
             California - 11.1%
2,680,000 + Golden State Tobacco Securitization Corp., 6.75%, 6/1/3 3,036,467 8,170,000 (a)Lehman Municipal Trust Receipts, RIB, 11.121%, 6/1/37 ( 8,326,864
3,140,000 (a)Lehman Municipal Trust Receipts, RIB, 11.451%, 11/1/39  3,299,606
2,500,000    San Jose California Airport Revenue, 5.0%, 3/1/37       2,433,000
9,520,000 (a)University of California, RIB, 11.757%, 5/15/38 (144A)  9,745,814
9,015,000    Valley Health System Hospital Revenue, 6.875%, 5/15/23  6,610,699
                                                                    33,452,450
             Colorado - 2.3%
2,850,000 + Denver Health & Hospital Authority Healthcare Revenue, 3,105,103 3,520,000 + Northwest Parkway Public Highway Authority, 7.125%, 6/1 3,940,253
                                                                     7,045,356

             District of Columbia - 2.2%
2,700,000    District of Columbia Tobacco Settlement Financing Corp. 2,594,754
4,000,000    District of Columbia Tobacco Settlement Financing Corp. 4,010,360
                                                                     6,605,114
             Florida - 5.5%
1,000,000    Greater Orlando Aviation Authority, 6.5%, 11/15/36       706,750
4,500,000    Hillsborough County Florida Industrial Development Authority
Pollution
                Control Revenue, 5.5%, 10/1/23                       4,408,650
1,980,000    Hillsborough County Florida Industrial Development Authority
Pollution
                Control Revenue, 6.75%, 7/1/29                       1,923,827
6,890,000 (a)Lehman Municipal Trust Receipts, RIB, 11.619%, 7/1/37 ( 7,456,565
500,000      Miami Beach Health Facilities Authority, 5.375%, 11/15/  434,640
1,500,000    Miami Beach Health Facilities Authority, 6.7%, 11/15/19 1,529,250
                                                                    16,459,682
             Georgia - 7.0%
4,000,000 (a)Atlanta Georgia Water and Wastewater Revenue, RIB, 11.9 3,977,440
1,065,000    Effingham County Industrial Development Authority, 6.5%  979,395
3,360,000    Fulton County Residential Care Facilities, 7.0%, 7/1/29 2,850,086
7,500,000    Main Street Natural Gas, Inc., Gas Project Revenue Bond 7,153,800
4,500,000    Main Street Natural Gas, Inc., Gas Project Revenue Bond 4,317,300
1,650,000    Savannah Georgia Economic Development Authority Revenue 1,694,781
                                                                    20,972,802
             Guam - 2.7%
3,000,000    Northern Mariana Islands, 5.0%, 6/1/30                  2,459,760
4,600,000  + Northern Mariana Islands, 6.75%, 10/1/33                5,234,708
400,000      Northern Mariana Islands, 6.75%, 10/1/33                 405,932
                                                                     8,100,400
             Idaho - 2.6%
2,000,000    Power County Industrial Development Corp., 6.45%, 8/1/3 1,992,580
5,920,000    Power County Pollution Control Revenue, 5.625% 10/1/14  5,948,179
                                                                     7,940,759
             Illinois - 5.9%
4,000,000    Centerpoint Intermodal Center, 8.0%, 6/15/23 (144A)     3,699,640
1,100,000    Illinois Finance Authority Revenue, 5.5%, 5/15/26        964,590
2,350,000    Illinois Finance Authority Revenue, 5.75%, 5/15/38      2,003,211
1,000,000    Illinois Finance Authority Revenue, 6.0%, 11/15/27       922,540
3,000,000    Illinois Finance Authority Revenue, 6.0%, 11/15/39      2,658,450
2,500,000    Illinois Finance Authority Revenue, 6.125%, 11/15/25    2,330,450
1,645,000    Illinois Health Facilities Authority Revenue, 5.5%, 11/ 1,489,449
1,500,000    Illinois Health Facilities Authority Revenue, 6.9%, 11/ 1,288,950
2,700,000    Southwestern Illinois Development Authority Revenue, 5. 2,384,235
                                                                    17,741,515
             Indiana - 5.3%
10,000,000   Indiana State Development Finance Authority Revenue, 5.10,120,000
5,000,000    Jasper County Industrial Economic Development Revenue,  3,945,950
2,170,000    Vincennes Industrial Economic Development Revenue, 6.25 1,967,843
                                                                    16,033,793
             Kentucky - 1.5%
500,000      Kentucky Economic Development Finance Authority Hospita  496,105
4,400,000    Kentucky Economic Development Finance Authority Hospita 4,059,968
                                                                     4,556,073
             Louisiana - 4.0%
2,500,000    Louisiana Local Government Environmental Facilities Dev 2,490,225
750,000      Opelousas Louisiana General Hospital Authority Revenue,  760,920
9,415,000    Tobacco Settlement Financing Corp., 5.875%, 5/15/39     8,728,552
                                                                    11,979,697
             Maryland - 0.5%
710,000      Maryland Health & Higher Educational Facilities Authori  602,733
1,250,000    Maryland Health & Higher Educational Facilities Authori 1,007,050
                                                                     1,609,783
             Massachusetts - 4.8%
2,195,000 Massachusetts Health & Educational Facilities Authority 2,048,308 1,000,000 + Massachusetts Health & Educational Facilities Authority 1,117,140
900,000      Massachusetts State Development Finance Agency, 5.25%,   807,318
2,920,000    Massachusetts State Development Finance Agency, 6.0%, 1 2,743,720
4,540,000    Massachusetts State Development Finance Agency, 7.1%, 7 4,574,005
3,335,000 (a)Massachusetts State Housing Finance Agency, RIB, 11.947 3,097,481
                                                                    14,387,972
             Michigan - 3.9%
1,650,000    Crescent Academy Project Full Term Certificates of Part 1,237,203
1,500,000  + Delta County Michigan Economic Development Corp., 6.25% 1,651,740
3,000,000    Macomb County Hospital Finance Authority Revenue, 5.875 2,755,140
4,130,000    Michigan State Hospital Finance Authority Revenue, 5.5% 3,784,071
1,000,000    Michigan State Strategic Fund Solid Waste Disposal Reve 1,006,570
1,470,000    Star International Academy Full Term Certificates of Pa 1,316,606
                                                                    11,751,330
             Missouri - 3.0%
1,850,000    Kansas City Industrial Development Authority Revenue, 5 1,625,281
1,500,000    St. Louis Industrial Development Authority Revenue, 7.2 1,374,450
6,640,000    St. Louis Industrial Development Authority Revenue, 7.2 6,096,250
                                                                     9,095,981
             Montana - 0.8%
2,445,000 (b)Hardin Increment Industrial Infrastructure Development  1,541,988
1,000,000    Two Rivers Authority, Inc., Project Revenue, 7.375%, 11  725,590
                                                                     2,267,578
             Nevada - 1.0%
2,425,000    Clark County Industrial Development Revenue, 5.5%, 10/1 2,090,617
1,600,000    Nevada State Department of Business & Industry, 7.25%,   477,984
1,000,000    Nevada State Department of Business & Industry, 7.375%,  298,660
70,000       Nevada State Department of Business & Industry, 7.375%,  20,907
                                                                     2,888,168
             New Hampshire - 0.6%
1,000,000    New Hampshire Health & Educational Facilities Authority  864,120
1,125,000    New Hampshire Health & Educational Facilities Authority 1,081,586
                                                                     1,945,706
             New Jersey - 9.4%
2,500,000    Burlington County New Jersey Bridge Commission Revenue, 2,246,575
13,000,000   New Jersey Economic Development Authority Revenue, 6.25 9,639,630
2,500,000    New Jersey Health Care Facilities Financing Authority R 2,345,025
2,495,000 (a)New Jersey State Turnpike Authority, RIB, 15.746%, 1/1/ 3,389,383
1,000,000  + Tobacco Settlement Financing Corp., 6.25%, 6/1/43       1,122,680
3,250,000  + Tobacco Settlement Financing Corp., 6.75%, 6/1/39       3,721,543
5,000,000  + Tobacco Settlement Financing Corp., 7.0%, 6/1/41        5,779,000
                                                                    28,243,836
             New York - 9.3%
3,000,000    Dutchess County Industrial Development Agency Revenue,  3,190,590
1,000,000    Nassau County New York Industrial Development Agency Re  999,730
6,980,000    New York City Industrial Development Agency, 5.25%, 12/ 4,327,460
2,000,000    New York City Industrial Development Agency, 5.375%, 6/ 1,881,560
2,000,000    New York City Industrial Development Agency, 6.9%, 8/1/  959,980
3,950,000    New York City Industrial Development Agency, 7.625%, 12 3,397,158
2,300,000    New York City Industrial Development Agency, 7.8%, 1/1/ 2,303,059
5,000,000    New York State Environmental Facilities Corp., 5.0%, 6/ 5,058,950
4,500,000    Suffolk County New York Industrial Development Agency,  3,525,210
500,000      Ulster County New York Industrial Development Agency, 6  445,995
2,000,000    Yonkers Industrial Development Agency Civic Facilities  1,986,520
                                                                    28,076,212
             North Carolina - 4.7%
11,350,000   Charlotte North Carolina Special Facilities Revenue, 5. 7,867,025
7,140,000    Charlotte North Carolina Special Facilities Revenue, 7. 6,324,255
                                                                    14,191,280
             Ohio - 2.2%
3,800,000    Belmont County Health System Revenue, 5.7%, 1/1/13      3,745,318
1,000,000    Belmont County Health System Revenue, 5.8%, 1/1/18       922,940
3,000,000    Cleveland Airport Special Revenue, 5.375%, 9/15/27      1,993,800
                                                                     6,662,058
             Oklahoma - 1.7%
1,875,000    Jackson County Memorial Hospital Authority Revenue, 7.3 1,883,663
2,220,000    Tulsa Municipal Airport Transportation Revenue, 6.25%,  1,765,233
1,500,000    Tulsa Municipal Airport Transportation Revenue, 7.35%,  1,432,560
                                                                     5,081,456
             Pennsylvania - 9.2%
3,000,000  + Allegheny County Hospital Development Authority Revenue 3,486,240
500,000    + Allegheny County Hospital Development Authority Revenue  581,040
1,000,000    Clarion County Hospital Authority Revenue, 5.625%, 7/1/ 1,001,800
3,600,000    Columbia County Hospital Authority Revenue, 5.85%, 6/1/ 3,099,096
3,110,000 (c)Delaware County Industrial Development Authority Revenu 2,379,865
1,050,000    Hazleton Health Services Authority Hospital Revenue, 6. 1,045,737
2,415,000    Montgomery County Higher Education & Health Authority H 2,419,733
1,430,000    Pennsylvania Economic Development Financing Authority R 1,299,799
1,805,000    Pennsylvania Economic Development Financing Authority R 1,782,311
2,330,000    Pennsylvania Economic Development Financing Authority R 2,288,643
5,000,000    Philadelphia Hospitals & Higher Education Facilities Au 4,207,450
2,005,000    Scranton-Lackawanna Health & Welfare Authority Revenue, 1,999,587
2,245,000    Scranton-Lackawanna Health & Welfare Authority Revenue, 2,237,143
                                                                    27,828,444
             Rhode Island - 4.1%
4,485,000    Central Falls Rhode Island Detention Facilities Revenue 4,543,754
8,285,000    Tobacco Settlement Financing Corp., 6.25%, 6/1/42       7,819,052
                                                                    12,362,806
             South Carolina - 6.6%
1,500,000    Connector 2000 Association, Inc., Toll Road Revenue, 5.  964,155
1,600,000    Loris Community Hospital District, 5.625%, 1/1/29       1,574,208
7,140,000  + South Carolina Jobs Economic Development Authority Reve 8,069,771
860,000    + South Carolina Jobs Economic Development Authority Reve  969,426
3,000,000 + South Carolina Jobs Economic Development Authority Reve 3,393,720 4,400,000 (d)Tobacco Settlement Revenue Management, 6.375%, 5/15/30 4,970,196
                                                                    19,941,476
             Tennessee - 2.8%
1,000,000 + Johnson City Health & Educational Facilities Board Hosp 1,173,890 7,000,000 Knox County Health Educational & Housing Facilities Boa 7,201,670
                                                                     8,375,560
             Texas  - 14.6%
8,650,000    Brazos River Authority Pollution Control Revenue, 6.75% 7,138,672
4,000,000    Brazos River Authority Pollution Control Revenue, 7.7%, 3,760,200
7,350,000    Gulf Coast Industrial Development Authority, 7.0%, 12/1 6,482,773
10,000,000   Houston Texas Airport System Special Facilities Revenue 7,893,500
1,000,000    IAH Public Facility Corp., Project Revenue Bonds, Serie  940,920
1,000,000    IAH Public Facility Corp., Project Revenue Bonds, Serie  909,010
1,350,000    IAH Public Facility Corp., Project Revenue Bonds, Serie 1,202,877
845,000      Lubbock Health Facilities Development Corp., 6.5%, 7/1/  814,665
2,000,000    Lubbock Health Facilities Development Corp., 6.625%, 7/ 1,931,020
7,750,000    Matagorda County Navigation District Number 1 Revenue,  6,985,075
5,000,000    Tomball Hospital Authority, 6.0%, 7/1/25                5,021,750
810,000   (d)Willacy County Local Government Corp., 6.0%, 3/1/09      830,039
                                                                    43,910,501
             Utah  - 0.5%
1,600,000    Spanish Fork Charter School Revenue, 5.7%, 11/15/36 (14 1,369,920


             Washington - 4.7%
5,500,000    Port Seattle Washington Special Facilities Revenue, 7.2 4,587,055
1,290,000    Tobacco Settlement Authority Revenue, 6.5%, 6/1/26      1,304,474
2,000,000    Washington State Health Care Facilities Authority, 6.12 1,899,840
2,000,000    Washington State Health Care Facilities Authority, 6.25 1,922,580
5,000,000    Washington State Housing Finance Commission Nonprofit R 4,490,900
                                                                    14,204,849
             Wisconsin  - 1.5%
3,000,000    Aztalan Wisconsin Exempt Facilities Revenue, 7.50%, 5/1 2,532,660
1,000,000    Wisconsin State Health & Educational Facilities Authori  964,680
1,000,000    Wisconsin State Health & Educational Facilities Authori  927,740
                                                                     4,425,080
             TOTAL TAX-EXEMPT OBLIGATIONS
             (Cost $430,929,675)                                  422,513,756

             MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 4.1% of Net Assets 13,000,000(e)Non-Profit Preferred Funding Trust I, Series E, 12.0%, 12,420,850

             TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
             (Cost $13,000,000)                                     12,420,850

Shares       COMMON STOCK - 0.2% of Net Assets
83,773    (f)Northwest Airlines Corp.                                 557,928

             TOTAL COMMON STOCK
             (Cost $3,210,349)                                        557,928

             TAX-EXEMPT MONEY MARKET MUTUAL FUND - 2.7% of Net Assets
8,000,000    BlackRock Liquidity Funds MuniFund Portfolio            8,000,000

             TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
             (Cost $8,000,000)                                       8,000,000

             TOTAL INVESTMENTS IN SECURITIES - 147.3%
             (Cost $455,140,024) (g)(h)                             443,492,534
             OTHER ASSETS AND LIABILITIES - 2.5%                     7,579,975
             PREFERRED SHARES AT REDEMPTION VALUE,
                  INCLUDING DIVIDENDS PAYABLE - (49.8)%           (150,006,099)
             NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%  301,066,410

(144A) Security is exempt from registration under Rule 144A of the Securities
             Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2008, the value of these securities amounted to $59,381,654, or 19.7% of total net assets applicable to common shareowners.

RIB          Residual Interest Bonds.

NR           Security not rated by S&P or Moody's.

+            Prerefunded bonds have been collateralized by U.S.
             Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(a) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The rate shown is the coupon rate at June 30, 2008.

(b)          Debt obligation initially issued at one coupon which
              converts to a higher coupon at a specific date.
             The rate shown is the coupon rate at June 30, 2008.

(c)          Security is in default and is non-income producing.

(d)          Escrow to maturity.

(e)          Indicates a security that has been deemed illiquid.
             The aggregate cost of illiquid securities is $13,000,000. The aggregate value is
             $12,420,850, or 4.1% of the net assets.

(f)          Non-income producing.

(g) The concentration of investments by type of obligation/market sector is as follows:
             Insured
             FSA                                                        5.7%
             ACA                                                        1.4
             AMBAC                                                      0.6
             General Obligation                                         5.5
             Revenue Bonds:
             Health Revenue                                             27.2
             Development Revenue                                        11.1
             Tobacco Revenue                                            9.7
             Airport Revenue                                            8.7
             Facilities Revenue                                         7.0
             Pollution Control Revenue                                  6.1
             Other Revenue                                              5.6
             Transportation Revenue                                     4.4
             Utilities Revenue                                          2.6
             Housing Revenue                                            1.7
             Education Revenue                                          1.3
             Water Revenue                                              1.1
             Power Revenue                                              0.3
                                                                       100.0%

(h) At June 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $451,177,623 was as follows:

                  Aggregate gross unrealized gain for all investments in which
                  there is an excess of value over tax cost         $19,478,863

                  Aggregate gross unrealized loss for all investments in which
                  there is an excess of tax cost over value        (27,163,952)
                  Net unrealized gain                              $(7,685,089)

          For financial reporting purposes net unrealized loss on investments was $11,647,490 and cost of investments aggregated $455,140,024.

             FAS 157 Footnote Disclosures
             Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
            Level 1 - quoted prices in active markets for identical securities
             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
speeds,
                 credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

             The following is a summary of the inputs used as of June
                 30, 2008, in valuing the Fund's assets:
                                                 Investments   Other Financial
Valuation Inputs                                in Securities   Instruments
Level 1 - Quoted Prices                           557,928          0
Level 2 - Other Significant Observable Inputs    442,934,606   (329,607)
Level 3 - Significant Unobservable Inputs          0               0
Total                                            443,492,534   (329,607)


ITEM 2. CONTROLS AND PROCEDURES.
(a)Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal High Income Advantage Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 29, 2008

* Print the name and title of each signing officer under his or her signature.